INCOME TAXES - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carry forwards	¥ 373,215	¥ 220,480
Deductible temporary differences	31,348	11,562
Deferred revenue	6,294	9,443
Less: valuation allowance	(410,857)	(241,485)	¥ (136,269)	¥ (67,985)
Deferred tax liabilities
Identifiable intangible assets from business combination.	439	466
Total deferred tax liabilities	¥ 439	¥ 466